Transactions with Related Parties, Brokerage Agreement - 20F (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Brokerage Agreement [Abstract]
Voyage expenses related parties	$ 0	$ 24	$ 313
Safbulk Brokerage Agreement [Member]
Brokerage Agreement [Abstract]
Brokerage commission	1.25%
Voyage expenses related parties	$ 0	$ 24	$ 313